STOCKHOLDERS' EQUITY (Q3) (Details)	6 Months Ended	9 Months Ended
	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2020 shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Minimum percentage of common stock voting required to amend		90.00%
Stock conversion basis at time of business combination	1	1
Stock conversion percentage threshold	20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	one vote
Common stock, shares issued (in shares)	13,225,000	13,225,000
Common stock, shares outstanding (in shares)	13,225,000	13,225,000	13,225,000	13,225,000	13,225,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	one vote	one vote
Common stock, shares issued (in shares)	3,306,250	3,306,250
Common stock, shares outstanding (in shares)	3,306,250	3,306,250